Receivable from Railway Program Execution Unit - Additional Information (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables [abstract]
Receivable from railway program execution unit		$ 78,346,682
Valuation of asset	$ 117,407,006